ASSET ACQUISITIONS AND BUSINESS COMBINATIONS (Details Narrative) - USD ($)		1 Months Ended			6 Months Ended		10 Months Ended
	Apr. 05, 2022	Feb. 24, 2022	Jan. 31, 2022	Jan. 18, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2021
Statement [Line Items]
Revenue					$ (14,917,000)	$ (2,118,000)	$ 0
Purchase Consideration Comprised Share		9,500,000
Intangible Assets					$ 1,200,000
Useful Lives					7 years
Consideration	$ 400,000
Intangible Assets					$ 13,432,000			$ 9,736,000
Bottom [Member]
Statement [Line Items]
Useful Lives					5 years
Bottom [Member] | Tradenames [member]
Statement [Line Items]
Useful Lives					8 years
Top [Member]
Statement [Line Items]
Useful Lives					7 years
Top [Member] | Tradenames [member]
Statement [Line Items]
Useful Lives					9 years
JustCBD [Member]
Statement [Line Items]
Revenue					$ 10,000,000.0
Non-controlling Interest		100.00%
Total purchase consideration		$ 34,600,000
Consideration		4,000,000.0
Additional common shares		5
Trade receivables					291,000
Increase in net loss					1,600,000
Increase in combined Revenue					5,200,000
Comprehensive Loss					400,000
Shares Issued		$ 3,650,000
Common shares delivered to the sellers		3,650,000
Purchase Consideration Comprised		$ 16,000,000.0
Purchase Consideration Comprised Share		9,500,000
Company Valued		$ 1,470,000
Fair Value Discount		15.00%
Intangible Assets					480,000
Monte Carlo simulation
Statement [Line Items]
Purchase Consideration Comprised Share		100,000
Volatility		100.00%
Net Assets Acquired		1.50%
Exercise price		$ 1.82
Flora Beauty LLC
Statement [Line Items]
Exercise price				$ 1.70
Interest In Flora Beauty Llc				10.00%
Company Granted Common Shares				100,000
Company Granted Common Shares To Flora Beauty LLC				50,000
Company Granted Common Shares To Mr Breeze			30,282
Equity Interests Own			10.00%
Tradename [member]
Statement [Line Items]
Intangible Assets					$ 3,400,000
Noncompete Agreement [member]
Statement [Line Items]
Useful Lives					3 years
Intangible Assets					$ 200,000